Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	$ 5,488,391
Ending balance	5,563,515	$ 5,488,391
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,349,967
Ending balance	3,345,786	3,349,967
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	321,016
Ending balance	310,120	321,016
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,509,344
Ending balance	2,468,716	2,509,344
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	105,569
Ending balance	104,310	105,569
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	182,202
Ending balance	175,275	182,202
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	224,310
Ending balance	222,069	224,310
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	7,526
Ending balance	65,296	7,526
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,681,811	4,681,811
Additions (Reductions)	58,987
Ending balance	4,740,798	4,681,811
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	136,058	136,058
Ending balance	136,058	136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	402,232	402,232
Additions (Reductions)	58,987
Ending balance	461,219	402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,331,844)	(1,184,576)
Ending balance	(1,395,012)	(1,331,844)
Depletion	(63,168)	(147,268)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(302,848)	(279,821)
Ending balance	(313,744)	(302,848)
Depletion	(10,896)	(23,027)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(550,532)	(454,619)
Ending balance	(591,160)	(550,532)
Depletion	(40,628)	(95,913)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(30,489)	(25,652)
Ending balance	(31,748)	(30,489)
Depletion	(1,259)	(4,837)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(38,227)	(26,062)
Ending balance	(45,154)	(38,227)
Depletion	(6,927)	(12,165)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(15,042)	(9,358)
Ending balance	(17,283)	(15,042)
Depletion	(2,241)	(5,684)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(394,706)	(389,064)
Ending balance	(395,923)	(394,706)
Depletion	(1,217)	(5,642)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,669,525
Ending balance	1,758,216	1,669,525
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	350,572
Ending balance	336,314	350,572
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	626,934
Ending balance	601,117	626,934
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	217,044
Ending balance	212,197	217,044
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	474,975
Ending balance	608,588	474,975
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,009,145	3,010,971
Additions (Reductions)	157,718	(1,826)
Ending balance	3,166,863	3,009,145
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,281,228	1,283,054
Additions (Reductions)	157,718	(1,826)
Ending balance	1,438,946	1,281,228
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,339,620)	(1,251,579)
Ending balance	(1,408,647)	(1,339,620)
Depletion	(69,027)	(88,041)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(174,054)	(149,924)
Ending balance	(188,312)	(174,054)
Depletion	(14,258)	(24,130)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(273,409)	(231,533)
Ending balance	(299,226)	(273,409)
Depletion	(25,817)	(41,876)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(85,904)	(74,761)
Ending balance	(90,751)	(85,904)
Depletion	(4,847)	(11,143)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(806,253)	(795,361)
Ending balance	(830,358)	(806,253)
Depletion	(24,105)	(10,892)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	237,407
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	241,389
Ending balance	237,407	241,389
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(22,332)	(13,752)
Ending balance	(26,314)	(22,332)
Depletion	(3,982)	(8,580)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	227,510
Ending balance	222,106	227,510
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(165,912)	(165,912)
Ending balance	(171,316)	(165,912)
Depletion	(5,404)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,348,099	8,349,925
Additions (Reductions)	216,705	(1,826)
Ending balance	8,564,804	8,348,099
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,859,708)	(2,615,819)
Ending balance	(3,001,289)	(2,859,708)
Depletion	$ (141,581)	$ (243,889)